SHORT-TERM DEBT AND LONG-TERM DEBT - Credit Lines (Details) R$ in Millions, $ in Millions	Dec. 31, 2024 BRL (R$)	Sep. 30, 2022 USD ($)
Global Credit Line
SHORT-TERM DEBT AND LONG-TERM DEBT
Maximum borrowing capacity	R$ 5,418	$ 875